Fixed Assets	12 Months Ended
Dec. 31, 2024
Fixed Assets
Fixed Assets

6. Fixed Assets

A. Vessels, net

The following table presents an analysis of vessels, net:

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2023	$1,256,697	$(62,189)	$1,194,508
Vessel acquisitions	840,662	—	840,662
Vessel disposals	(41,806)	23,667	(18,139)
Improvements	357	—	357
Depreciation for the year	—	(49,975)	(49,975)
Impairment of vessel	(11,157)	—	(11,157)
Balance as at December 31, 2023	$2,044,753	$(88,497)	$1,956,256
Vessel acquisitions	1,150,782	—	1,150,782
Improvements	141	—	141
Depreciation for the year	—	(81,554)	(81,554)
Balance as at December 31, 2024	$3,195,676	$(170,051)	$3,025,625

Four vessels with an aggregate net book value of $885,068 as of December 31, 2024, have been provided as collateral under the terms of the Company’s credit facilities (Note 8). In addition, there are 10 vessels financed through sale and lease back agreements, for which the title of ownership is held by the relevant lender, with an aggregate net book value of $2,140,557 as of December 31, 2024 (Note 8).

6. Fixed Assets - Continued

A. Vessels, net – Continued

Vessel acquisitions for the year 2024

Pursuant to the Umbrella Agreement (Note 5), during the year ended December 31, 2024, the Company acquired from CMTC the shares of the vessel-owning companies of the below vessels:

Vessel	Delivery Date	Consideration	Debt (Note 8)	Umbrella Seller’s Credit (Note 8)	Advances	Cash
LNG/C Axios II	January 2, 2024	$314,000	$190,000	$92,600	$31,400	$—
LNG/C Assos	May 31, 2024	277,000	240,000	—	27,700	9,300
LNG/C Aktoras	June 5, 2024	311,000	240,000	39,900	31,100	—
LNG/C Apostolos	June 28, 2024	302,000	192,000	2,264	30,200	77,536
Total		$1,204,000	$862,000	$134,764	$120,400	$86,836

The Company accounted for these acquisitions as acquisitions of assets since the fair value of the vessels and the time and bareboat charters attached are concentrated in a single identifiable asset. The Company considered whether any value should be assigned to the attached charter party agreements acquired and concluded that (i) for the LNG/C Axios II, the LNG/C Apostolos and the LNG/C Aktoras, the contracted daily charter rate was above the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the above market acquired charter (Note 7) and (ii) for the LNG/C Assos the contracted daily charter rate was below the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the below market acquired charter (Note 7). The Company allocated the cost of the vessels and the time and bareboat charters acquired on the basis of their relative fair values.

The total acquisition cost of $1,204,000 was recorded in the Company’s financial statements as follows:

Vessels, net	$1,150,782
Above market acquired charters (Note 7)	58,254
Below market acquired charters (Note 7)	(5,036)
Total	$1,204,000

Vessel acquisitions for the year 2023

On December 21, 2023, pursuant to the Umbrella Agreement (Note 5), the Company acquired from CMTC the shares of the vessel-owning company of the M/V Amore Mio I for a total consideration of $338,000 which was funded through assumption of debt of $196,317 (Note 8) and by netting the balance of $141,683 against the amounts due from CMTC pursuant to the Standby Purchase Agreement (Notes 5, 14).

Pursuant to the Master Agreement (Note 5), during the year ended December 31, 2023, the Company acquired from CMTC the shares of the vessel-owning companies of the below vessels:

Vessel	Delivery Date	Consideration	Debt (Note 8)	Advances (in June 2022)	Cash
M/V Itajai Express	January 10, 2023	$122,500	$108,000	$6,000	$8,500
LNG/C Asterix I	February 17, 2023	230,000	184,000	12,000	34,000
M/V Buenaventura Express	June 20, 2023	122,500	100,000	6,000	16,500
Total		$475,000	$392,000	$24,000	$59,000

All vessels were acquired with charter party agreements attached. The Company accounted for these acquisitions as acquisitions of assets since the fair value of the vessels and the time charters attached are concentrated in a single identifiable asset. The Company considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rates for the M/V Itajai Express, the LNG/C Asterix I and the M/V Buenaventura Express were below the market rates on their respective acquisition dates and for the LNG/C Amore Mio I was above the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the below and above market acquired charters, respectively. The Company allocated the cost of the vessels and the time charters acquired on the basis of their relative fair values.

The total acquisition cost of $813,000 was recorded in the Company’s financial statements as follows:

Vessels, net	$840,662
Above market acquired charters (Note 7)	67,227
Below market acquired charters (Note 7)	(94,889)
Total	$813,000

Improvements for the years 2024 and 2023

During the years ended December 31, 2024 and 2023, certain of the Company’s vessels underwent improvements. The costs of these improvements amounted to $141 and $357 respectively and were capitalized as part of the vessels’ cost. During the years ended December 31, 2024 and 2023, the Company paid for its vessels’ improvements the amount of $137 and $242 respectively.

6. Fixed Assets - Continued

A. Vessels, net - Continued

Vessel disposals for the year 2023

In June 2023, the Company agreed to sell the M/V Cape Agamemnon to an unaffiliated party for total consideration of $22,000. At that date, the Company considered that the M/V Cape Agamemnon met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale (the fair value was determined using Level 2 inputs being the selling price agreed with an unaffiliate party). In this respect, the Company recognized an impairment charge of $11,157. The vessel was delivered to the new owners on November 7, 2023.

B. Vessels under construction

The following table presents an analysis of vessels under construction:

Vessels under construction cost
Balance as at January 1, 2023	$—
Advances and initial expenses for vessels under construction	140,369
Balance as at December 31, 2023	$140,369
Advances and initial expenses for vessels under construction	249,921
Balance as at December 31, 2024	$390,290

During the year ended December 31, 2024, the Company paid advances of $128,250 (Note 5) and $101,100 in relation to the Gas Vessels and the Remaining Vessels, respectively. During the year ended December 31, 2024, the Company recognized initial expenses of $20,571, as part of vessels under construction cost. Capitalized interest for the years ended December 31, 2024, and 2023, included in initial expenses, amounted to $19,077 and $269 respectively (Note 2(m)).

On December 21, 2023, pursuant to the Umbrella Agreement the Company acquired from CMTC the shares of the vessel-owning companies of the Remaining Vessels (Note 1) for a total consideration of $138,100. During 2023 the Company recognized initial expenses of $2,269, as part of vessels under construction cost.

C. Advances for vessels under construction-related party

The following table presents an analysis of advances for vessels under construction-related party:

Advances for vessels under construction-related party
Balance as at January 1, 2023	$24,000
Transfer to vessels, net	(24,000)
Advances for vessels under construction-related party	174,400
Balance as at December 31, 2023	$174,400
Transfer to vessels, net	(120,400)
Balance as at December 31, 2024	$54,000

During the year ended December 31, 2024, pursuant to the Umbrella Agreement and upon the delivery of the LNG/C Axios II, the LNG/C Assos, the LNG/C Apostolos and the LNG/C Aktoras from the shipyard, the Company acquired from CMTC the vessel-owning companies of these four LNG/Cs and as a result $120,400 of advances for vessels under construction-related party was transferred to vessels, net (Note 5).

During the year ended December 31, 2023, pursuant to the Master Agreement, the Company acquired from CMTC the shares of the companies owning the M/V Buenaventura Express, the LNG/C Asterix I and the M/V Itajai Express and as a result $24,000 of advances for vessels under construction-related party was transferred to vessels, net (Note 5).